BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@pacificlife.com
February 5, 2013
Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:
Registration Statement for Pacific Choice Variable Annuity Individual Flexible
Premium Deferred Variable Annuity (File Number 333-184972) funded by Separate
Account A (File Number 811-09203) of Pacific Life & Annuity Company

Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Choice Variable Annuity Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Choice”), which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments dated January 3, 2013 and make additional changes not reflected in the initial registration statement.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/ Brandon J. Cage
Brandon J. Cage